WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 85.4%
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 2.6%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$454,580
AT&T Inc., Senior Notes	3.800%	2/15/27	830,000	879,789
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	561,630
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,120,881
AT&T Inc., Senior Notes	6.350%	3/15/40	100,000	127,194
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	10,564
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	670,582
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	542,862
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	868,372	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.312%	6/12/24	1,760,000	1,793,416	(b)
Bell Canada Inc., Senior Notes	4.300%	7/29/49	1,330,000	1,527,259
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	389,120
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	538,205
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	315,900
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,450,148	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	252,706
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	582,506
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,026,915
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,504,800
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	339,165
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	212,019
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	550,000	651,311

Total Diversified Telecommunication Services				18,819,924

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	99,704	(a)
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	99,531	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	240,748	(a)
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	954,480	(a)

Total Entertainment				1,394,463

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,110,000	$1,161,337	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,070,000	1,097,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	42,103
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	300,000	335,908
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	534,754
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	870,000	993,330
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,080,000	1,154,027
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	647,888
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,456,589
Comcast Corp., Senior Notes	3.150%	2/15/28	2,090,000	2,180,209
Comcast Corp., Senior Notes	4.250%	10/15/30	1,050,000	1,195,366
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	114,456
Comcast Corp., Senior Notes	6.500%	11/15/35	1,020,000	1,430,843
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	753,873
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	219,984
Comcast Corp., Senior Notes	4.700%	10/15/48	640,000	784,773
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	750,958
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	410,000	431,922
Discovery Communications LLC, Senior Notes	5.300%	5/15/49	200,000	221,352
Fox Corp., Senior Notes	5.476%	1/25/39	2,220,000	2,725,582	(a)
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	238,029
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	733,406
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,304,453
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	190,000	232,658
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,259,559
UBM PLC, Senior Notes	5.750%	11/3/20	745,000	768,231	(a)

Total Media				22,769,502

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.7%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,345,000	$3,365,906	(a)
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	467,290
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	740,000	859,112
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	350,000	358,050

Total Wireless Telecommunication Services				5,050,358

TOTAL COMMUNICATION SERVICES				48,034,247

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.2%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	970,000	976,428	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	320,000	327,566	(a)

Total Auto Components				1,303,994

Automobiles - 2.0%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,479,041
Ford Motor Credit Co. LLC	3.336%	3/18/21	3,000,000	3,014,867
Ford Motor Credit Co. LLC	3.813%	10/12/21	540,000	547,460
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	160,000	162,657
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	2,900,000	2,904,677
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,240,000	3,242,790
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	1,150,000	1,157,221
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	322,016
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	527,824
General Motors Co., Senior Notes	6.750%	4/1/46	670,000	767,525
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	203,886
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,881

Total Automobiles				14,380,845

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	490,000	516,056	(a)

Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	5,140,000	5,241,024
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	350,000	356,083
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	797,985
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	741,198
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	759,015
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,600,000	1,852,366
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	390,000	405,600	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	360,000	378,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,560,000	$1,654,207
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,930,000	2,123,811
Sands China Ltd., Senior Notes	5.400%	8/8/28	410,000	462,800

Total Hotels, Restaurants & Leisure				14,772,089

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	517,440
Lennar Corp., Senior Notes	5.000%	6/15/27	440,000	472,450
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	690,000	715,875

Total Household Durables				1,705,765

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	860,000	914,368
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	829,618

Total Internet & Direct Marketing Retail				1,743,986

Multiline Retail - 0.5%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	1,970,000	2,044,368
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	1,420,000	1,527,123

Total Multiline Retail				3,571,491

Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	596,693
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,610,000	1,810,375
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	21,537
Target Corp., Senior Notes	3.375%	4/15/29	1,280,000	1,379,970
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	1,048,079

Total Specialty Retail				4,856,654

TOTAL CONSUMER DISCRETIONARY				42,850,880

CONSUMER STAPLES - 4.6%
Beverages - 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	340,000	364,530
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,940,000	3,105,167
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,890,000	2,065,568
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	3,770,000	4,385,178
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,480,000	2,865,034
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,510,000	1,979,035
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	169,441

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	$62,808
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	290,000	293,280
Molson Coors Brewing Co., Senior Notes	4.200%	7/15/46	300,000	303,687
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	383,343
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	698,399

Total Beverages				16,675,470

Food & Staples Retailing - 0.2%
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	999,963

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	227,264
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	500,000	526,460
Mars Inc., Senior Notes	2.700%	4/1/25	520,000	533,926	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	530,000	561,182	(a)
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	531,866	(a)

Total Food Products				2,380,698

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	456,363

Tobacco - 1.7%
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	475,779
Altria Group Inc., Senior Notes	3.800%	2/14/24	510,000	533,484
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,940,000	2,076,116
Altria Group Inc., Senior Notes	4.800%	2/14/29	4,090,000	4,483,973
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	58,200
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	183,630
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,011,233
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	640,000	882,071
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	1,016,599
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	664,951

Total Tobacco				12,386,036

TOTAL CONSUMER STAPLES				32,898,530

ENERGY - 12.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	436,726
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	749,311

Total Energy Equipment & Services				1,186,037

Oil, Gas & Consumable Fuels - 11.9%
Apache Corp., Senior Notes	4.250%	1/15/30	350,000	356,538
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	229,639
Apache Corp., Senior Notes	4.750%	4/15/43	1,170,000	1,123,151

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.350%	7/1/49	1,230,000	$1,276,331
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	488,482
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,120,000	1,168,654
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	866,107
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,850,000	1,945,127
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,380,000	2,425,240
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,850,000	1,917,684
Concho Resources Inc., Senior Notes	3.750%	10/1/27	250,000	260,058
Continental Resources Inc., Senior Notes	5.000%	9/15/22	515,000	519,871
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,360,000	1,412,970
Continental Resources Inc., Senior Notes	3.800%	6/1/24	539,000	549,826
Continental Resources Inc., Senior Notes	4.375%	1/15/28	441,000	456,226
Continental Resources Inc., Senior Notes	4.900%	6/1/44	420,000	426,244
Devon Energy Corp., Senior Notes	7.950%	4/15/32	160,000	230,523
Devon Energy Corp., Senior Notes	5.600%	7/15/41	670,000	814,563
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,130,000	1,308,520
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	872,080
Ecopetrol SA, Senior Notes	5.375%	6/26/26	820,000	923,730
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	583,835
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	1,780,000	1,871,820
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	60,000	72,756
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	120,000	137,529
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	60,806
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	490,000	543,090
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	1,006,663
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,650,000	1,594,805	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	1,007,156
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	30,000	30,231
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	663,858
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	900,000	1,013,513	(a)
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	399,292
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	310,515
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	790,000	866,401	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	730,000	806,550
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,380,941
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	120,000	128,828	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	410,000	425,852

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	70,000	$84,658
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	211,936
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,122,153
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,590,000	1,490,625
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	920,000	951,652
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,206,000	1,415,538
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,280,000	1,444,704
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,370,000	1,392,412
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	737,200
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	390,000	387,259
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	663,946
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	730,000	740,968
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	240,000	324,350
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,770,000	2,192,547
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	400,000	554,997
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	631,909
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	848,889
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	61,208
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	440,000	429,692
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	529,000	548,044
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,110,000	1,342,889
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,040,000	1,194,960
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	950,000	1,023,625
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	961,000	943,942
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	860,000	898,700	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	424,125
Range Resources Corp., Senior Notes	5.000%	3/15/23	300,000	263,250
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	581,000
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	218,717
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	11,219
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,851,525
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,089,318
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	687,650
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	820,000	1,013,571
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	855,000	1,085,161

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	$2,598,134
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,778,205
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	950,000	961,786
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,610,000	1,557,513
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,720,000	1,700,876
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	3,260,000	3,211,365
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	870,337
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,370,000	1,190,165
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	267,421
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	3,873,000	3,713,355
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,034,000	1,138,675
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,020,000	1,098,501
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	2,064,175
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	908,149

Total Oil, Gas & Consumable Fuels				85,399,001

TOTAL ENERGY				86,585,038

FINANCIALS - 28.3%
Banks - 21.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	330,000	337,841	(a)(b)(c)
Banco Santander SA, Senior Notes	3.306%	6/27/29	400,000	413,768
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	190,561
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,338,000	1,367,166	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	305,000	318,805	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	690,000	717,462	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	850,000	898,100	(b)
Bank of America Corp., Senior Notes (3.705% to 4/24/27 then 3 mo. USD LIBOR + 1.512%)	3.705%	4/24/28	1,090,000	1,160,221	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	328,102	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,803,459	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	$1,345,279	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	106,923	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	547,375
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	5,000,000	5,593,644	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,590,000	2,857,327
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,190,000	1,266,416	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	5,530,000	5,772,728	(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	410,000	451,726	(a)(b)(c)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	820,000	846,900	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,150,000	1,243,775	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	460,000	538,761	(a)(b)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	329,192
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,897,000	4,755,620
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,980,000	2,426,666
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,170,000	1,273,228	(b)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,630,000	1,750,825
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	78,560
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	1,038,233	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	5,277,000	5,668,419
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	640,000	754,800	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	14,180,000	14,913,116	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	352,725	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,160,000	1,274,989	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	820,000	823,239	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	720,000	726,305	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	780,000	$816,543	(b)(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	800,000	834,085	(b)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	2,110,000	2,254,641	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	1,080,000	1,147,793	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	760,000	842,397	(b)
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	5,110,000	5,368,902	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	6,510,000	6,537,658	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	410,000	416,070	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,430,000	2,502,350	(a)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	5,210,000	5,180,173	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000	111,445	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000	437,932	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	2,100,000	2,295,451	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	580,000	618,769	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	366,024	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,180,895	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	1,520,000	1,719,553	(b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	212,189
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	930,000	1,160,050
KeyCorp, Senior Notes	2.550%	10/1/29	590,000	577,865
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	467,438	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	440,586	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,320,000	$1,408,579	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,780,000	1,798,878
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	3,050,000	3,193,691
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	900,000	979,591
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	740,000	755,760	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	925,000	1,055,236
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,142,631	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	4,600,000	4,937,410	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,160,000	1,298,811	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,030,000	1,078,005	(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	5,466,000	5,812,838	(a)
U.S. Bancorp, Subordinated Notes	3.000%	7/30/29	710,000	732,586
UniCredit SpA, Senior Notes	6.572%	1/14/22	9,660,000	10,365,438	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	5,190,000	5,864,641	(a)(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	82,232
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	1,390,000	1,542,498
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	3,010,000	3,112,966	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	678,522	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	2,110,565
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	500,000	578,589
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,260,000	1,500,488
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,620,000	1,915,299
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	480,000	531,134

Total Banks				153,237,453

Capital Markets - 3.7%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	582,647
CME Group Inc., Senior Notes	3.750%	6/15/28	650,000	726,931

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	590,000	$625,589	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	1,340,000	1,390,250	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	760,000	812,793	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	3,140,000	3,111,067	(a)(b)
Credit Suisse Group AG, Subordinated Notes	5.400%	1/14/20	2,630,000	2,653,453
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	375,265
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/31/19	700,000	591,934	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,808,990
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	110,620
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,870,112	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	250,000	273,115	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,210,186
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,270,000	1,509,409
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,070,000	1,173,479
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,880,000	2,205,801	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	310,000	327,092	(a)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	300,000	337,209	(b)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	406,814
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	960,000	967,765	(a)(b)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,460,000	2,615,595	(a)(b)(c)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	916,955	(a)

Total Capital Markets				26,603,071

Consumer Finance - 0.4%
Synchrony Financial, Senior Notes	2.850%	7/25/22	3,220,000	3,248,371

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	590,000	$637,505
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	690,000	815,649	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	700,000	694,705	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	724,603	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,110,000	2,141,650	(a)(d)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,443,944	(a)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.770%	12/21/65	4,830,000	3,313,283	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	4.020%	12/21/65	660,000	463,386	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	430,000	454,252	(a)

Total Diversified Financial Services				10,688,977

Insurance - 1.4%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	608,182
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	1,070,000	1,088,687
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	872,775	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	1,041,613	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	132,750
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	411,778	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,300,000	2,466,339	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	553,968	(a)
Nuveen Finance LLC, Senior Notes	4.125%	11/1/24	510,000	551,703	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	793,552	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	572,661	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	908,500	(a)

Total Insurance				10,002,508

TOTAL FINANCIALS				203,780,380

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 10.6%
Biotechnology - 0.6%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	$307,424
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	396,154
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	397,537
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	383,854
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	538,894
Celgene Corp., Senior Notes	3.875%	8/15/25	490,000	529,294
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	890,000	942,707
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	336,083
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	223,893
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	104,307
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	298,009

Total Biotechnology				4,458,156

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	869,333
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	775,099
Alcon Finance Corp., Senior Notes	2.750%	9/23/26	690,000	696,745	(a)
Alcon Finance Corp., Senior Notes	3.000%	9/23/29	1,230,000	1,246,443	(a)
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	102,784
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	983,000	1,142,879
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 0.875%)	2.979%	12/29/20	1,301,000	1,301,458	(b)

Total Health Care Equipment & Supplies				6,134,741

Health Care Providers & Services - 5.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,103,863
Anthem Inc., Senior Notes	3.650%	12/1/27	570,000	599,464
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	648,580
Anthem Inc., Senior Notes	4.375%	12/1/47	620,000	670,316
Cigna Corp., Senior Notes	4.125%	11/15/25	1,150,000	1,236,383
Cigna Corp., Senior Notes	4.375%	10/15/28	1,550,000	1,696,761
Cigna Corp., Senior Notes	4.800%	8/15/38	2,050,000	2,304,751
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	107,388
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,057,322
CVS Health Corp., Senior Notes	2.625%	8/15/24	1,330,000	1,337,409
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,690,000	1,806,872
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	221,424
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,728,000	4,034,588
CVS Health Corp., Senior Notes	3.250%	8/15/29	430,000	432,861
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,007,393

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	$771,954
HCA Inc., Senior Secured Notes	4.125%	6/15/29	930,000	977,189
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	547,045
HCA Inc., Senior Secured Notes	5.500%	6/15/47	820,000	923,277
HCA Inc., Senior Secured Notes	5.250%	6/15/49	1,670,000	1,828,775
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	437,727
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	496,787
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	456,770
Humana Inc., Senior Notes	3.125%	8/15/29	1,320,000	1,321,554
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	1,034,047
Humana Inc., Senior Notes	4.800%	3/15/47	260,000	299,657
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	301,032
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,874,000	3,878,842
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	1,330,000	1,401,556
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	3,690,000	3,722,056
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	550,000	592,604
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,270,950
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	1,250,000	1,277,426
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	667,646
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	425,953

Total Health Care Providers & Services				41,898,222

Pharmaceuticals - 3.3%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	540,000	553,564
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	320,000	335,303
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	120,000	127,589
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	272,633
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	3,770,000	4,030,285	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,160,000	1,348,938	(a)
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	950,000	973,196
Johnson & Johnson, Senior Notes	2.900%	1/15/28	960,000	1,010,548
Johnson & Johnson, Senior Notes	3.700%	3/1/46	800,000	904,226
Johnson & Johnson, Senior Notes	3.500%	1/15/48	420,000	462,642
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,830,000	1,928,336
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	250,434
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	436,513
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	613,000	527,946
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	800,000	741,000

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance IV LLC, Senior Notes	2.250%	3/18/20	1,390,000	$1,374,362
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	8,185,000	7,519,969
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,180,000	955,800

Total Pharmaceuticals				23,753,284

TOTAL HEALTH CARE				76,244,403

INDUSTRIALS - 7.6%
Aerospace & Defense - 2.9%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	3,340,000	3,389,265	(a)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	760,000	808,260	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	1,530,000	1,571,233	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,860,090
Boeing Co., Senior Notes	3.300%	3/1/35	680,000	684,511
Boeing Co., Senior Notes	3.750%	2/1/50	1,300,000	1,407,919
Boeing Co., Senior Notes	3.950%	8/1/59	2,270,000	2,501,451
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	1,020,752
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	593,427
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	960,000	1,080,431	(a)
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,238,238
United Technologies Corp., Senior Notes	4.625%	11/16/48	420,000	525,144

Total Aerospace & Defense				20,680,721

Airlines - 0.4%
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	503,978	517,762
American Airlines Group Inc. Pass-Through Trust, Secured Bonds	3.700%	5/1/23	255,700	258,653
Continental Airlines Pass-Through Trust	7.256%	3/15/20	37,436	37,762
Continental Airlines Pass-Through Trust	9.798%	4/1/21	192,318	199,877
Continental Airlines Pass-Through Trust	5.983%	4/19/22	833,120	879,941
United Airlines Pass-Through Trust	5.375%	8/15/21	400,240	419,055
United Airlines Pass-Through Trust	4.625%	9/3/22	325,846	336,240

Total Airlines				2,649,290

Commercial Services & Supplies - 1.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	183,997
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	261,914
Republic Services Inc., Senior Notes	2.500%	8/15/24	650,000	657,642
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,490,000	2,651,394
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	379,582

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Waste Management Inc., Senior Notes	3.200%	6/15/26	80,000	$84,425
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,453,543
Waste Management Inc., Senior Notes	4.000%	7/15/39	1,930,000	2,196,229

Total Commercial Services & Supplies				7,868,726

Construction & Engineering - 0.6%
Vinci SA, Senior Notes	3.750%	4/10/29	4,090,000	4,475,061	(a)

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,102,754

Industrial Conglomerates - 1.8%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	81,801
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,430,163
General Electric Co., Senior Notes	5.875%	1/14/38	510,000	614,124
General Electric Co., Senior Notes	6.875%	1/10/39	8,496,000	11,257,640

Total Industrial Conglomerates				13,383,728

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	764,102
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	552,305
Union Pacific Corp., Senior Notes	4.375%	9/10/38	690,000	795,528
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	278,097

Total Road & Rail				2,390,032

Transportation Infrastructure - 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,356,720	(a)

TOTAL INDUSTRIALS				54,907,032

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,209,934
Harris Corp., Senior Notes	4.854%	4/27/35	500,000	592,785

Total Communications Equipment				1,802,719

IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	390,000	418,936
Okta Inc., Senior Notes	0.125%	9/1/25	330,000	300,022	(a)
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	1,026,713

Total IT Services				1,745,671

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,310,000	$1,376,730
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	2,420,000	2,385,609
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,430,000	1,653,729

Total Semiconductors & Semiconductor Equipment				5,416,068

Software - 0.8%
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	140,357
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	2,014,920
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,800,000	3,325,576
salesforce.com Inc., Senior Notes	3.700%	4/11/28	270,000	296,597

Total Software				5,777,450

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,720,000	1,773,991	(a)

TOTAL INFORMATION TECHNOLOGY				16,515,899

MATERIALS - 4.3%
Metals & Mining - 4.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	480,000	505,800	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	500,000	545,015	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,650,000	2,721,980	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	870,000	899,382	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	450,000	465,102	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	2,630,000	2,961,630
ArcelorMittal, Senior Notes	4.550%	3/11/26	2,440,000	2,555,044
ArcelorMittal, Senior Notes	7.000%	10/15/39	220,000	266,878
ArcelorMittal, Senior Notes	6.750%	3/1/41	40,000	47,286
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	580,000	730,157
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	826,482
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	220,000	257,459	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	704,000	711,040	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	2,180,000	2,170,037	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	198,000	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	424,625	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	2,500,000	2,608,648	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000	1,111,693	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	3,180,000	3,337,866	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,424,109	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	710,000	730,434	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	540,000	$553,689	(a)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	120,000	124,350	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,130,000	669,525	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	508,749
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	234,000	297,648
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,500,000	1,589,926

Total Metals & Mining				29,242,554

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.000%	1/15/30	1,170,000	1,175,207
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	354,175	(a)

Total Paper & Forest Products				1,529,382

TOTAL MATERIALS				30,771,936

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000	657,829	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000	819,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000	763,587
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	119,030	(a)

Total Equity Real Estate Investment Trusts (REITs)				2,359,446

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	986,738

TOTAL REAL ESTATE				3,346,184

UTILITIES - 2.5%
Electric Utilities - 2.3%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	804,960	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	990,000	1,122,246	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,519,237
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000	1,827,508	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	414,379	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,217,065
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,723,748
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	560,000	560,044
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000	1,429,103

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,550,000	$2,194,641
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000	119,735
Florida Power & Light Co.	3.150%	10/1/49	280,000	285,731
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	405,340	(a)
MidAmerican Energy Co.	3.650%	4/15/29	520,000	573,582
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	590,000	592,921	(a)
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	540,681	(a)
Southern California Edison Co.	4.000%	4/1/47	50,000	53,711
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	869,762

Total Electric Utilities				16,254,394

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	800,000	823,904	(a)

Multi-Utilities - 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	745,829

TOTAL UTILITIES				17,824,127

TOTAL CORPORATE BONDS & NOTES (Cost - $577,250,652)				613,758,656

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
U.S. Government Obligations - 5.6%
U.S. Treasury Bonds	3.125%	5/15/48	3,865,000	4,698,768
U.S. Treasury Bonds	3.000%	8/15/48	4,040,000	4,805,470
U.S. Treasury Bonds	2.875%	5/15/49	40,000	46,661
U.S. Treasury Notes	2.375%	3/15/22	380,000	387,296
U.S. Treasury Notes	2.125%	5/15/22	80,000	81,061
U.S. Treasury Notes	2.125%	3/31/24	2,160,000	2,212,523
U.S. Treasury Notes	1.750%	6/30/24	1,935,000	1,951,667
U.S. Treasury Notes	1.250%	8/31/24	4,100,000	4,043,064
U.S. Treasury Notes	1.875%	6/30/26	14,000,000	14,232,422
U.S. Treasury Notes	1.375%	8/31/26	270,000	265,702
U.S. Treasury Notes	2.375%	5/15/29	5,660,000	6,011,539
U.S. Treasury Notes	1.625%	8/15/29	1,250,000	1,244,385

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $37,494,876)				39,980,558

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 4.4%
Argentina - 0.7%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	18,980,000	ARS	$142,672	(b)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	3,310,000	ARS	15,232
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,000,000		496,260
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	270,000		119,140
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,980,000		1,626,865
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,000,000		438,510
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	720,000		306,007
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,210,000		1,576,645	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	790,000		497,708	(a)

Total Argentina					5,219,039

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	1,590,000		1,771,260
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	820,000		1,028,083

Total Colombia					2,799,343

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	1,780,000		1,944,650	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	790,000		830,495	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	1,470,000		1,592,209	(a)

Total Ecuador					4,367,354

Egypt - 0.3%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	920,000		976,250	(a)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	820,000		884,153	(a)

Total Egypt					1,860,403

El Salvador - 0.1%
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	420,000		428,925	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.3%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	590,000		$606,722	(a)
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	1,190,000		1,189,703	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000		572,560	(a)

Total Ghana					2,368,985

Indonesia - 0.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000		206,725

Israel - 0.2%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	1,400,000		1,519,493

Kenya - 0.3%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	1,210,000		1,271,185	(a)
Kenya Government International Bond, Senior Notes	8.250%	2/28/48	670,000		686,048	(a)

Total Kenya					1,957,233

Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,730,000		2,948,072	(a)

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,240,776

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000		877,316	(a)

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	1,590,000		1,666,519	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,264,675	(a)

Total Qatar					2,931,194

Russia - 0.2%
Russian Federal Bond - OFZ	6.900%	5/23/29	97,940,000	RUB	1,510,848

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000	$1,066,957	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	480,000	466,200	(a)

Total United Arab Emirates				1,533,157

TOTAL SOVEREIGN BONDS (Cost - $37,855,533)				31,768,863

MUNICIPAL BONDS - 0.6%
Alabama - 0.1%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	660,000	676,513

California - 0.1%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	940,170

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000	525,280

Illinois - 0.1%
Illinois State, GO, Taxable	5.650%	12/1/38	570,000	623,580

New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	1,023,261

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	777,370

TOTAL MUNICIPAL BONDS (Cost - $3,715,169)				4,566,174

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 0.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost - $886,494)	2.618%	1/25/36	998,053	981,005	(b)

			SHARES
COMMON STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Owl Rock Capital Corp. (Cost - $402,971)			26,338	415,350

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE		SHARES		VALUE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Insurance - 0.0%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $391,718)	5.348%		15,675		$360,525	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $657,997,413)					691,831,131

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.2%
SOVEREIGN BONDS - 0.4%
Egypt Treasury Bills (Cost - $2,890,945)	15.724%	3/24/20	52,000,000	EGP	2,976,911	(f)

			SHARES
MONEY MARKET FUNDS - 3.8%
Western Asset Government Cash Management Portfolio LLC (Cost - $27,299,759)	2.030%		27,299,759		27,299,759	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $30,190,704)					30,276,670

TOTAL INVESTMENTS - 100.4% (Cost - $688,188,117)					722,107,801
Liabilities in Excess of Other Assets - (0.4)%					(3,014,362)

TOTAL NET ASSETS - 100.0%					$719,093,439

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $27,299,759 and the cost was $27,299,759 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
EGP	— Egyptian Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	194	12/19	$41,891,369	$41,807,000	$(84,369)
U.S. Treasury 5-Year Notes	670	12/19	80,181,462	79,829,455	(352,007)
U.S. Treasury 10-Year Notes	308	12/19	40,166,277	40,136,250	(30,027)

					(466,403)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	156	12/19	25,703,399	25,320,750	382,649
U.S. Treasury Ultra Long-Term Bonds	73	12/19	14,394,081	14,009,156	384,925

					767,574

Net unrealized appreciation on open futures contracts					$301,171

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
GBP	2,700,000	USD	3,393,414	Barclays Bank PLC	10/17/19	$(71,207)
EUR	80	USD	91	Citibank N.A.	10/17/19	(3)

Total						$(71,210)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$613,758,656	—	$613,758,656
U.S. Government & Agency Obligations	—	39,980,558	—	39,980,558
Sovereign Bonds	—	31,768,863	—	31,768,863
Municipal Bonds	—	4,566,174	—	4,566,174
Collateralized Mortgage Obligations	—	981,005	—	981,005
Common Stocks	$415,350	—	—	415,350
Preferred Stocks	—	360,525	—	360,525

Total Long-Term Investments	415,350	691,415,781	—	691,831,131

Short-Term Investments†:
Sovereign Bonds	—	2,976,911	—	2,976,911
Money Market Funds	—	27,299,759	—	27,299,759

Total Short-Term Investments	—	30,276,670	—	30,276,670

Total Investments	$415,350	$721,692,451	—	$722,107,801

Other Financial Instruments:
Futures Contracts	$767,574	—	—	$767,574

Total	$1,182,924	$721,692,451	—	$722,875,375

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$466,403	—	—	$466,403
Forward Foreign Currency Contracts	—	$71,210	—	71,210

Total	$466,403	$71,210	—	$537,613

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$701,970	$252,798,757	252,798,757	$226,200,968	226,200,968	—	$193,411	—	$27,299,759